      As filed with the Securities and Exchange Commission on July 31, 2003
                         SEC File No. 33-83430; 811-8738

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 23           (X)

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 25                   (X)

                         Atlantic Whitehall Funds Trust
                         ------------------------------
                        (formerly, Whitehall Funds Trust)
               (Exact name of Registrant as Specified in Charter)

  4400 Computer Drive
  Westborough, Massachusetts 01581                        (617) 535-0526
  (Address of Principal Executive Offices)       (Registrant's Telephone Number)

                                    PFPC Inc.
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                     (Name and Address of Agent for Service)

                                 With a Copy to:
                           Robert M. Kurucza, Esq. or
                              Navid J. Tofigh, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Avenue, NW
                           Washington, D.C. 20006-1888

    It is proposed that this filing become effective (check appropriate box):

    X            immediately upon filing pursuant to Paragraph (b);
    ______
    ______       on April 1, 2003 pursuant to Paragraph (b);

    ______       60 days after filing pursuant to paragraph (a)(i);

    ______       on (date) pursuant to Paragraph (a)(i);

    ______       75 days after filing pursuant to paragraph (a)(ii); or

    ______       on (date) pursuant to paragraph (a)(ii) of Rule 485.

                          THE ATLANTIC WHITEHALL FUNDS

                         Atlantic Whitehall Growth Fund

                         Atlantic Whitehall Income Fund

                     Atlantic Whitehall International Fund

                           Institutional Class Shares

PROSPECTUS                                                         JULY 31, 2003

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Fund Descriptions
  Atlantic Whitehall Growth Fund............................   1
  Atlantic Whitehall Income Fund............................   5
  Atlantic Whitehall International Fund.....................   9
Additional Information on Principal Strategies..............   11
Additional Information on Principal Risks...................   11
Management of the Funds.....................................   12
Pricing of Fund Shares......................................   13
Purchase of Fund Shares.....................................   14
Redemption of Fund Shares...................................   16
Exchange of Fund Shares.....................................   17
Additional Purchase and Redemption Information..............   18
Dividends and Distributions.................................   19
Tax Information.............................................   20
Distribution Arrangements...................................   20
Privacy Notice..............................................   21
For More Information........................................   23

ATLANTIC WHITEHALL GROWTH FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

     The Growth Fund intends to invest primarily in a diversified portfolio of common stocks and securities convertible into the common stock of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter") and American Depository Receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the aforementioned types of securities.

     In addition, the Fund may hold debt obligations, U.S. Government securities, or cash or cash equivalents. The Fund has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories as measured by Moody's Investors Services, Inc. or Standard & Poor's Ratings Group. The Fund has no limitation as to average maturity of the debt obligations it holds or as to maturity of individual debt obligations. Except for temporary defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.

     In determining which securities to buy or sell, the Fund's investment adviser emphasizes both growth and value. Each stock selected by the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in securities without regard to market capitalization.

PRINCIPAL RISKS:

     The following are the principal risks associated with an investment in the
Fund:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - Because the Fund may invest up to 25% of its total assets in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     - Because the Fund may invest in non-U.S. dollar-denominated equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     - The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Growth Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of a broad-based securities market index and a customized blended index prepared by the Fund's investment adviser.

     Because the Institutional Class of the Fund has been in existence for less than one calendar year, the bar chart and table show changes in the performance of the Distributor Class of the Fund from year to year. The Institutional Class would have similar annual returns to the Distributor Class because both classes are invested in the same portfolio of securities and the annual returns would differ only to the extent the classes do not have the same expenses. Fee waivers and expense reimbursements of the Distributor Class that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Distributor Class of the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Institutional Class of the Fund will perform in the future.
BAR GRAPH

12/31/96                                                                         20.64
12/31/97                                                                         29.91
12/31/98                                                                         24.89
12/31/99                                                                         42.54
12/31/00                                                                         -2.09
12/31/01                                                                        -13.00
12/31/02                                                                        -27.12

---------------

 * During the period shown in the bar chart, the highest return for a quarter was 28.29% (quarter ended December 31, 1998) and the lowest return for a quarter was (21.06)% (quarter ended September 30, 2001). The Distributor Class shares' year-to-date performance through June 30, 2003 was 14.24%.

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                                     SINCE
                                                                                  FEBRUARY 1,
                                                    ONE YEAR      FIVE YEARS         1995*
                                                    ---------     -----------     ------------
                                                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)
Growth Fund (Distributor Class)
Return Before Taxes...............................   (27.12)%         2.02%          10.95%
Return After Taxes on Distributions...............   (27.12)%         0.43%           8.66%
Return After Taxes on Distributions and Sale of
  Fund Shares.....................................   (16.65)%         1.55%           8.64%
S&P 500 Index**...................................   (22.09)%        (0.58)%         10.05%

---------------

 * The Distributor Class of the Fund began operations on February 1, 1995.

** This index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              GROWTH FUND
                                                              -----------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  (as a percentage of offering price).......................      None
Redemption Fee..............................................      None
Exchange Fee................................................      None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................      0.85%
Distribution (12b-1) Fees...................................      None
Other Expenses..............................................      0.23%(1)
TOTAL ANNUAL FUND OPERATING EXPENSES........................      1.08%

---------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $110     $343      $595      $1,317

ATLANTIC WHITEHALL INCOME FUND

INVESTMENT OBJECTIVE:

     To provide current income plus appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

     The Income Fund will invest at least 65% of its total assets in fixed income securities such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. The Fund may also invest in convertible securities, preferred stocks and the debt of foreign governments or corporations, and, for hedging purposes, futures and options contracts.

     At least 65% of the Fund's total assets will be invested in securities rated "A" or better by one of the major nationally recognized statistical rating organizations, or, if unrated, determined to be of like quality. However, the Fund may also invest in below-investment grade bonds (i.e., high-yield/high-risk bonds). The Fund has no limitation as to average maturity or maturity of individual securities.

     Each fixed income security selected by the Fund will be selected based on certain factors, including but not limited to: (1) the creditworthiness of corporate debt issuers and rating trends, and (2) the overall structure of the debt issue being considered for purchase. In addition, although the Fund has no limitation as to average maturity of the Fund or the average maturity of individual securities, the maturity of a security is a factor in the selection process.

PRINCIPAL RISKS:

     The following are the principal risks associated with an investment in the
Fund:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     - Because the Fund will invest in fixed income securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed income securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     - The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Because the Fund will invest in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized agencies with respect to the issuers' continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and higher incidence of default than higher-grade bonds.

     - Because the Fund may invest in the debt of foreign governments and corporations, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     - The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to reinvest in debt securities with lower interest rates than the original debt security.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Income Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of a broad-based securities market index and a customized blended index prepared by the Fund's investment adviser.

     Because the Institutional Class of the Fund has been in existence for less than one calendar year, the bar chart and table show changes in the performance of the Distributor Class of the Fund from year to year. The Institutional Class would have similar annual returns to the Distributor Class because both classes are invested in the same portfolio of securities and the annual returns would differ only to the extent the classes do not have the same expenses. Fee waivers and expense reimbursements of the Distributor Class that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Distributor Class of the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Institutional Class of the Fund will perform in the future.
BAR GRAPH

12/31/96                                                                          2.22
12/31/97                                                                          8.90
12/31/98                                                                          8.75
12/31/99                                                                         -2.71
12/31/00                                                                          6.19
12/31/01                                                                          7.04
12/31/02                                                                          8.00

---------------

 * During the period shown in the bar chart, the highest return for a quarter was 4.72% (quarter ended September 30, 1998) and the lowest return for a quarter was (1.99)% (quarter ended March 31, 1996). The Distributor Class shares' year-to-date performance through June 30, 2003 was 2.88%.

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                                     SINCE
                                                                                  FEBRUARY 1,
                                                    ONE YEAR      FIVE YEARS         1995*
                                                    ---------     -----------     ------------
                                                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)
Income Fund (Distributor Class)
Return Before Taxes...............................     8.00%         5.37%            6.47%
Return After Taxes on Distributions...............     6.47%         3.17%            4.00%
Return After Taxes on Distributions and Sale of
  Fund Shares.....................................     4.87%         3.18%            3.94%
Lehman Aggregate Bond Index**.....................    10.25%         7.55%            8.44%
Lehman Intermediate Government/Credit Bond
  Index***........................................     9.82%         7.48%            7.90%

---------------

  * The Distributor Class of the Fund began operations on February 1, 1995.

 ** This index reflects the performance of investment-grade fixed-income debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

*** The Fund has selected the Lehman Government/Credit Bond Index to replace the
    Lehman Aggregate Bond Index as its benchmark index going forward because the Lehman Government/Credit Bond Index is more representative of the Fund's portfolio composition. The index is a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              INCOME FUND
                                                              -----------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  (as a percentage of offering price).......................      None
Redemption Fee..............................................      None
Exchange Fee................................................      None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................      0.65%
Distribution (12b-1) Fees...................................      None
Other Expenses..............................................      0.32%(1)
Total Annual Fund Operating Expenses........................      0.97%

---------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $99      $309      $536      $1,190

ATLANTIC WHITEHALL INTERNATIONAL FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

     The International Fund intends to invest at least 65% of its net assets in the equity securities of companies domiciled outside the United States in a portfolio that is broadly diversified by country, industry and company. The Fund intends to invest primarily in developed markets, but may invest up to 10% of its portfolio in emerging markets. With regard to equities, the Fund may invest in common stocks, preferred stocks, convertible securities, warrants and American Depository Receipts.

     The International Fund will generally invest 95% in equity securities and the remaining 5% in fixed income securities. Except for temporary or defensive purposes, the Fund will not hold more than 10% of its total assets in the form of cash or cash equivalents.

     The Fund's stock selection process favors large, well-established companies with stable earnings and below average debt. The Fund also may invest in small- and mid-sized companies. Due to the Fund's value orientation, the Fund tends to have higher yields and lower price to earnings ratios than the MSCI EAFE Index. In addition, due to the Fund's focus on returns and reinvestment capabilities, the companies the Fund invests in also tend to have higher returns on equity and earnings growth than the MSCI EAFE index. The result is a portfolio emphasizing 50-60 of sub-adviser's best-ranked stocks.

PRINCIPAL RISKS:

     The following are the principal risks associated with an investment in the
Fund:

     - INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     - Because the Fund may invest in non-U.S. dollar-denominated equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. Emerging market securities typically present even greater exposure to these same risks. Stock markets in emerging market countries also tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability.

     - The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     - The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     - The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     - The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result. For example, "international" stocks may perform differently than the U.S. market and may be more volatile than U.S. securities.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE

     Because the International Fund has been in existence for less than one calendar year, no performance information for this Fund is included in this section.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              INTERNATIONAL FUND
                                                              ------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................          None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................          None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  (as a percentage of offering price).......................          None
Redemption Fee..............................................          None
Exchange Fee................................................          None
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................          1.15%
Distribution (12b-1) Fees...................................          None
Other Expenses..............................................          0.25%(1)
Total Annual Fund Operating Expenses........................          1.40%

---------------

(1) Other expenses are based on estimated amounts for the first fiscal year of operations.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 Year   3 Years
------   -------
 $143     $443

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES

     Temporary Defensive Positions. For temporary defensive purposes (as well as other purposes), each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     Portfolio Turnover. In some cases in light of market conditions, the Income Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover could have a negative impact on the Fund's performance by increasing brokerage and other expenses, which must be borne by this Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

                   ADDITIONAL INFORMATION ON PRINCIPAL RISKS

     The Funds may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. To the extent a Fund may invest in the securities of issuers in a foreign country, which involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities. Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from or greater than the risks of investing in developed countries.

     Below investment grade (high-yield) bonds, which are also known as junk bonds, may be purchased by the Income Fund or may be issued to the Fund as a result of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. These bonds are also often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The high yield bonds in which the Income Fund may invest are rated "B" and higher by S&P or "B" and higher by Moody's. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in the rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of high-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, adversely affect a Fund's net asset value per share.

     For more information on the risks of investing in the Funds, please see the Funds' Statement of Additional Information, which is available without charge by calling 1-800-994-2533.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees.

THE INVESTMENT ADVISER

  ATLANTIC TRUST ADVISORS, INC.

     Atlantic Trust Advisors, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Funds. The Adviser is an affiliate of Atlantic Trust Company, N.A. ("Atlantic Trust"). With $8.2 billion in assets under management as of March 31, 2003, Atlantic Trust and its affiliates manage wealth for individuals and families, and provide asset management services to foundations and endowments. The Adviser's principal office is located at 50 Rockefeller Plaza, 15th Floor, New York, New York 10020.

     From November 18, 1994 to February 14, 2003, Whitehall Asset Management, Inc. ("Whitehall") acted as the investment adviser with respect to the assets of the Trust. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company ("IBJ Trust"), entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP") (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003 (the "Closing"). After the Acquisition, Whitehall's operations were integrated with those of Atlantic Trust Private Wealth Management, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

     The Adviser's parent, AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $332 billion in assets under management as of December 31, 2002. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

     For the investment advisory services provided to the Funds, the Adviser receives a fee based on the average daily net assets of each Fund at the following annual rates: Growth Fund, 0.85%; Income Fund, 0.65%; and International Fund, 1.15%. Prior to the Acquisition, Whitehall's advisory compensation was identical to that of the Adviser. After fee waivers, Whitehall received the following net fees based on average daily net assets for the year ended November 30, 2002: Growth Fund, 0.66%; and Income Fund, 0.42%.

THE INVESTMENT SUB-ADVISER

  INVESCO GLOBAL ASSET MANAGEMENT (N.A.)

     INVESCO Global Asset Management (N.A.) ("IGAM"), located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, is the sub-adviser to the International Fund. IGAM provides advisory services, including portfolio management, to the International Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. IGAM is a subsidiary of AMVESCAP.

  PRIOR PERFORMANCE OF IGAM

     Because the International Fund commenced operations on July 31, 2003, no performance information is available for the Fund. The figures below show past performance of all accounts managed by IGAM with investment objectives, policies and strategies substantially similar to those of the International Fund. Information presented is based on performance data provided by IGAM. The table shows the year-to-year total returns and the one-year, three-year, five-year and ten-year average annual returns for a composite of the actual performance of international accounts managed by IGAM. Included for comparison purposes are performance figures of the MSCI EAFE Index, an unmanaged market index.

     The performance returns for the international accounts managed by IGAM have been adjusted to reflect the deduction of the fees and expenses of the International Fund, and give effect to transaction costs as well as reinvestment of income and gains. However, the composite includes certain unregistered accounts that are not subject to diversification and other requirements imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on certain account in the composite and those used on the International Fund may vary in some respects. The information should not be interpreted as indicative of the future performance of the International Fund. The actual performance of the Fund may be higher or lower than that shown.

CALENDAR YEAR RETURNS                                IGAM
(AS OF DECEMBER 31)                                COMPOSITE   MSCI EAFE INDEX
---------------------                              ---------   ---------------
2002.............................................  (11.50%)       (15.94%)
2001.............................................  (15.46%)       (21.44%)
2000.............................................  (10.61%)       (14.17%)
1999.............................................   20.02%         26.96%
1998.............................................   11.37%         20.00%
1997.............................................   12.93%          1.78%
1996.............................................   19.85%          6.05%
1995.............................................   16.45%         11.21%
1994.............................................    0.70%          7.78%

AVERAGE ANNUAL TOTAL RETURNS                          IGAM
(AS OF JUNE 30, 2003)                               COMPOSITE   MSCI EAFE INDEX
----------------------------                        ---------   ---------------
One Year..........................................   (9.85)%        (6.46)%
Three Years.......................................   (9.64)%       (13.52)%
Five Years........................................   (3.52)%        (4.00)%
Ten Years.........................................    5.89%          2.78%

     The performance shown above was calculated by IGAM in accordance with the methodology set forth by the Association for Investment Management and Research. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology, which may produce different results. This performance information has not been verified by any third party and is unaudited.

PORTFOLIO MANAGEMENT

     The Adviser and IGAM each utilize a team approach with respect to the management of the Funds. As such, the day to day portfolio management of the Funds is the responsibility of the members of the investment teams of the Adviser and IGAM.

                             PRICING OF FUND SHARES

     Each Fund's shares are priced at net asset value. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price, when appropriate. If the last sale price or NASDAQ official closing price is not reported, the current bid price is used. The net asset value per share of each of the Funds is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally at 4:00 p.m. (Eastern time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

     Securities are valued using market quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

     To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                            PURCHASE OF FUND SHARES

     Institutional Class shares offered in this prospectus are sold at net asset value without a sales load. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

     Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     The following purchase procedures do not apply to certain fund or trust accounts that are managed or administered by the Adviser or its affiliates. The customer should consult his or her account representative for proper instructions.

     All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Funds reserve the right to reject any purchase. The Funds will not accept any third party or foreign checks.

MINIMUM PURCHASE AMOUNT

     To be eligible to purchase Institutional Class shares of the Fund, you must make a minimum initial investment of $1,000,000. There are no minimum subsequent investment requirements so long as you maintain account balances at or above the minimum initial investment amount. The minimum initial investment can be waived for: (1) an investor that purchases shares through a trust or investment account administered by the Adviser or its affiliates; (2) an employee or ex-employee of the Adviser; (3) an employee of the Adviser's affiliates, PFPC, any other service provider to the Funds, or any trust customer of the Adviser or its affiliates.

HOW TO PURCHASE SHARES

METHOD                                PROCEDURE
------                                ---------
By Mail         OPEN AN ACCOUNT       Complete the application and mail the application and your check made payable to Atlantic Whitehall Funds Trust (the
                                      "Trust") to:
                                          Atlantic Whitehall Funds Trust
                                      c/o PFPC Inc.
                                      P.O. Box 5183
                                      Westborough, MA 01581-5183
                                      For overnight delivery, mail the application and your check made payable to the Trust to:
                                          Atlantic Whitehall Funds Trust
                                      c/o PFPC Inc.
                                      4400 Computer Drive
                                      Westborough, MA 01581-5183
                OPEN AN IRA           Shares of the Funds are available for purchase through
                                      Individual Retirement Accounts (IRAs) and Roth IRAs.
                                      Applications and further details about IRAs and Roth IRAs
                                      are available by calling 1-800-994-2533.
                SUBSEQUENT PURCHASE   Send in a check for the appropriate minimum amount (or
                                      more) with your account name and number.
By Wire         OPEN AN ACCOUNT       For new accounts, call 1-800-994-2533 and an account number will be assigned to you.
                                      Call your bank with instructions to transmit Federal funds to:
                                          Boston Safe Deposit & Trust
                                      ABA#: 011001234
                                      Credit: Fund Name
                                      DDA#: 146285
                                      FBO: Shareholder Name and Account Number
                                      A wire for a Fund purchase must be received by the Trust by
                                      4:00 p.m. (Eastern time) for same day processing.
                SUBSEQUENT PURCHASE   A completed application must be sent by overnight delivery to the Trust in advance of the wire to the address noted
                                      under "By Mail."
                                      Note: Your bank may charge a fee for handling the
                                      transaction.
                                      Call 1-800-994-2533
                                      Follow the instructions under "Open an account."
Automatic       OPEN AN ACCOUNT       With an initial investment, indicate on your application
Investment                            that you would like to participate in the Automatic
Plan                                  Investment Plan and complete the appropriate section on the application.
                SUBSEQUENT PURCHASE   Subsequent investments will be drawn from your bank account and invested into the Fund(s) automatically.
Institutional                         Bank trust departments and other institutional accounts may
Accounts                              place orders directly with the Trust by telephone at
                                      1-800-994-2533.
Through the                           Complete an application and contact your Atlantic Trust
Adviser                               representative or investment adviser with instructions as
                                      to the amount you wish to invest. They will then contact
                                      the Trust to place the order on your behalf on that day.
                                      Orders placed with your Atlantic Trust representative for
                                      the Funds must be received by 4:00 p.m. (Eastern time) for same day processing. You should receive written
                                      confirmation from the Trust of your order within a few days of receipt of instructions from your representative.

                           REDEMPTION OF FUND SHARES

     Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. A redemption is a taxable transaction on which a gain or loss may be recognized.

     Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

     Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES

METHOD                    PROCEDURE
------                    ---------
By Mail                   Write a letter of instruction that includes:
                              - the Fund name, your account number, the name in which
                          the account is registered and the dollar value or number of shares you wish to sell; and
                              - include all signatures and any additional documents
                          that may be required as well as a medallion signature
                                guarantee, if required.
                          Corporations, partnerships, trusts or other legal entities must submit additional documentation.
                          Mail your request to:
                              Atlantic Whitehall Funds Trust
                          c/o PFPC Inc.
                          P.O. Box 5183
                          Westborough, MA 01581-5183
                          For overnight delivery, mail the letter of instruction to:
                              Atlantic Whitehall Funds Trust
                          c/o PFPC Inc.
                          4400 Computer Drive
                          Westborough, MA 01581-5183
                          A check will be mailed to the name(s) and address in which the account is registered.
By Telephone              If you have previously authorized redemption by telephone on your application or optional service form, call
                          1-800-994-2533.
                          You should be prepared to give the telephone representative the following information:
                              - your account number, social security number and
                                account registration;
                              - the Fund name from which you are redeeming shares; and
                              - the dollar or share amount to be redeemed.
                          The Trust employs reasonable procedures to confirm that
                          instructions communicated are genuine and, if it does not, may be liable for any losses due to unauthorized or
                          fraudulent instructions. The procedures employed by the
                          Trust include tape recording of telephone instructions and requiring the information detailed above.

METHOD                    PROCEDURE
------                    ---------
                          Although other redemption methods may be used, telephone
                          redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by
                          telephone.
                          You will receive your redemption payment in the form you
                          previously selected: check, deposit to your bank account, or wire transfer (for wire transfers, a fee will be charged).
By Wire                   You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire
                          transmission to your personal bank.
                          Your instructions should include: (1) your account number, social security or tax identification number and account
                          registration; (2) the Fund name from which you are redeeming shares; and (3) the dollar or share amount to be redeemed.
                          Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a
                          voided check from the account where proceeds are to be
                          wired.
                          Note: Your bank may charge you a fee for receiving a wire
                          payment on your behalf.
By Systematic             Call 1-800-994-2533 to request an application to start the
Withdrawal                Systematic Withdrawal Plan. Specify the amount and frequency of withdrawals (minimum of $100).
                          Note: A minimum account balance of $10,000 is required and you must have all dividends and distributions reinvested.
Through an Atlantic       You may redeem your shares by contacting your Atlantic Trust
Trust Representative or   representative or investment adviser and instructing him or
Authorized Investment     her to redeem your shares. The authorized agent will then
Adviser                   contact the Fund and place a redemption trade on your
                          behalf. A fee may be charged for this service.

     The above-mentioned services -- "By Telephone," "By Check," and "By
Wire" -- are not available for IRAs or Roth IRAs and trust relationships of the Adviser or its affiliates.

                            EXCHANGE OF FUND SHARES

     Shareholders may exchange shares of one Fund for shares of the same class of another mutual fund in the Atlantic Whitehall family of funds. A shareholder should carefully read the information contained in the Prospectus describing the Atlantic Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $5,000. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized.

HOW TO EXCHANGE SHARES

METHOD         PROCEDURE
------         ---------
By Telephone   If you have previously authorized the telephone exchange
               option on your application, call 1-800-994-2533.
               You should be prepared to give the telephone representative the following information:
                   - your account number, social security or tax
               identification number and account registration;
                   - the name of the Fund from and the Fund into which you
                     wish to exchange; and
                   - the dollar or share amount to be exchanged.
               The conversation may be recorded to protect you and the
               Trust.

METHOD         PROCEDURE
------         ---------
By Mail        Write a letter of instruction that includes:
                   - your account number;
                   - the Fund from and the Fund into which you wish to
                     exchange;
                   - the dollar or share amount you wish to exchange; and
                   - the signatures of all registered owners or authorized
                     parties.
               You must have held shares used in an exchange for at least
               10 days before you can exchange into another Fund.
               Mail your request to:
                   Atlantic Whitehall Funds Trust
               c/o PFPC Inc.
               P.O. Box 5183
               Westborough, MA 01581-5183
               For overnight delivery, mail the letter of instruction to:
                   Atlantic Whitehall Funds Trust
               c/o PFPC Inc.
               4400 Computer Drive
               Westborough, MA 01581-5183

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES

     To protect shareholder accounts, the Funds, and their transfer agent from fraud, medallion signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account.

     The Funds will require a medallion signature guarantee for any of the following:

     - any written redemption request for $50,000 or more;

     - redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or

     - share transfer requests.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Funds at 1-800-994-2533 for further details.

SELLING RECENTLY PURCHASED SHARES

     Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM

     You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

MARKET TIMING

     Short term-market timers that administer their accounts so as to redeem or purchase Fund shares based upon certain predetermined market indicators generally engage in frequent purchases and redemptions that disrupt a Fund's investment program and create significant additional transaction costs for shareholders. For these reasons, the Funds reserve the right to refuse the purchase and/or exchange requests of any market timer if, in the Adviser's judgment, a Fund would be unable to invest in accordance with its investment objectives and policies or would otherwise potentially be adversely affected.

RIGHT TO REDEEM IN KIND

     All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES

     All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

                          DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute to its shareholders substantially all of its net investment income. The Growth Fund and International Fund will declare and pay distributions annually and the Income Fund will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all realized net capital gain. It is expected that the distributions of the Income Fund will consist primarily of ordinary income.

     Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Dividends for a given month will be paid within five business days after the end of such month.

     Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the shares are bought, and shares redeemed will earn dividends through the day the redemption is executed.

     Dividends and distributions from a Fund are taxable to shareholders whether received in additional shares or in cash.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                TAX INFORMATION

     Each Fund intends to distribute substantially all of its income. The income dividends a shareholder receives from a Fund may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets), regardless of whether the shareholder receives the dividends in cash or in additional shares.

     A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year and paid by a Fund during January of the following calendar year.

     Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Internal Revenue Code, to "pass through" to its shareholders the amount of such foreign taxes paid. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Shareholders will be notified annually as to the Federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to their Federal, state and local tax liability.

                           DISTRIBUTION ARRANGEMENTS

     The Funds do not charge up-front or deferred sales charges. The Institutional Class shares of the Fund also do not pay any Rule 12b-1 fees. PFPC Distributors, Inc. serves as the Funds' distributor.

                          THE ATLANTIC WHITEHALL FUNDS

                The following notice does not constitute part of
                        and is not incorporated into the
               prospectus for the Atlantic Whitehall Funds Trust.

                         Atlantic Whitehall Funds Trust
                            PFPC Distributors, Inc.

                      NOTICE OF PRIVACY POLICY & PRACTICES

     Atlantic Whitehall Funds Trust (the "Trust") recognizes and respects your right to privacy.(1) We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

COLLECTION OF CUSTOMER
INFORMATION                      We collect nonpublic personal information about
                                 our customers from the following sources:

                                     - Account Applications and other forms, and
                                       correspondence (written, telephonic or
                                       electronic) with the Trust or service
                                       providers to the Trust. Information
                                       gathered from these sources may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance; and

                                     - Account History, including information
                                       about the transactions and balances in a customer's accounts.

DISCLOSURE OF CUSTOMER
INFORMATION                      We may disclose all of the information
                                 described above to certain third parties who are not affiliated with the Trust under one or more of these circumstances:

                                     - As Authorized -- if you request or
                                       authorize the disclosure of the
                                       information;

                                     - As Permitted by Law -- for example,
                                       sharing information with companies who
                                       maintain or service customer accounts for the Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts; and

                                     - Under Joint Agreements -- we may also
                                       share the information described above
                                       with companies that perform marketing
                                       services on our behalf or to other
                                       financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER
INFORMATION                      We require service providers to the Trust:

                                     - To maintain policies and procedures
                                       designed to assure only appropriate
                                       access to, and use of information about
                                       customers of the Trust; and

---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.

                                     - To maintain physical, electronic and
                                       procedural safeguards that comply with
                                       federal standards to guard non-public
                                       personal information of customers of the Trust.

     When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

     We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

                              FOR MORE INFORMATION

     Additional information about the Funds is included in a Statement of Additional Information dated July 31, 2003 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

     Information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     You may make inquiries about the Funds or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-994-2533.

     Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.

                         ATLANTIC WHITEHALL FUNDS TRUST

INVESTMENT ADVISER
Atlantic Trust Advisors, Inc.
50 Rockefeller Plaza
15th Floor
New York, NY 10020

SUB-ADVISER
INVESCO Global Asset Management (N.A.)
1355 Peachtree Street, NE, Suite 250
Atlanta, Georgia 30309

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
The Bank of New York (Growth Fund and Income Fund)
One Wall Street
New York, NY 10286

State Street Bank and Trust Company (International Fund)
150 Newport Ave.
North Quincy, Massachusetts 02171

COUNSEL
Morrison & Foerster LLP
2000 Pennsylvania Avenue, NW
Washington, D.C. 20006-1888

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, New York 10036

WEBSITE
WWW.ATLANTICWHITEHALLFUNDS.COM

--------------------------------------------------------------------------------

                         ATLANTIC WHITEHALL FUNDS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 31, 2003

--------------------------------------------------------------------------------

         This Statement of Additional Information (the "SAI"), which is not a prospectus, describes the following investment portfolios of the Atlantic Whitehall Funds Trust (the "Trust"):

                      - ATLANTIC WHITEHALL GROWTH FUND

                      - ATLANTIC WHITEHALL INCOME FUND

                    Distributor Class and Institutional Class

                      - ATLANTIC WHITEHALL INTERNATIONAL FUND

                               Institutional Class

                      - ATLANTIC WHITEHALL BALANCED FUND

                      - ATLANTIC WHITEHALL HIGH YIELD FUND

                                Distributor Class

                 (each a "Fund," and collectively, the "Funds")

         This SAI should be read in conjunction with the Prospectus for the Distributor Class of the Funds dated April 1, 2003 and the Prospectus for the Institutional Shares of the Fund dated July 31, 2003. The Financial Statements included in the Funds' November 30, 2002 Annual Report are incorporated by reference into this SAI. The Prospectuses and the Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed below.

                         Atlantic Whitehall Funds Trust
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5120
                 General and Account Information: 1-800-994-2533

                                TABLE OF CONTENTS

                                                                                                            PAGE
                                                                                                            ----
GENERAL INFORMATION.......................................................................................     2

INVESTMENT STRATEGIES AND RISKS...........................................................................     2

INVESTMENT RESTRICTIONS...................................................................................    12

MANAGEMENT................................................................................................    15

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS................................................................    21

INVESTMENT ADVISORY AND OTHER SERVICES....................................................................    23

DISTRIBUTION OF FUND SHARES...............................................................................    26

COMPUTATION OF NET ASSET VALUE............................................................................    27

PORTFOLIO TRANSACTIONS....................................................................................    27

TAXATION..................................................................................................    28

DESCRIPTION OF THE FUNDS' SHARES..........................................................................    32

CALCULATION OF PERFORMANCE DATA...........................................................................    33

APPENDIX..................................................................................................   A-1

                               GENERAL INFORMATION

         The Funds are separately managed, diversified portfolios of the Trust, an open-end, management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated August 25, 1994. The Growth Fund and Income Fund offer Distributor Class and Institutional Class shares. The Balanced Fund and High Yield Fund offers only Distributor Class shares and the International Fund offers only Institutional Class shares. The Institutional Class shares of the Funds commenced operations on July 31, 2003.

         Atlantic Trust Advisors, Inc. (the "Adviser") serves as the Funds' Investment Adviser. PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581-5120, is the Funds' Administrator, and PFPC Distributors, Inc. ("PFPC Distributors" and/or the "Distributor"), located at 760 Moore Road, King of Prussia, PA 19406, is the Distributor.

                         INVESTMENT STRATEGIES AND RISKS

         The Prospectus discusses the investment objectives of the Funds and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional investment strategies that the Funds may utilize, and certain risks associated with such investments and strategies.

         U.S. TREASURY OBLIGATIONS. (ALL FUNDS). U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the U.S. Government. In addition to bills, notes and bonds, the Funds may invest in separately traded interest and principal component parts of these obligations, which are known as STRIPS, and generally differ in their interest rates and maturities. The Funds may also invest in privately placed U.S. Treasury obligations.

         U.S. GOVERNMENT AGENCY OBLIGATIONS. (ALL FUNDS). The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association) which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

         MORTGAGE-RELATED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in mortgage-related securities. One example of mortgage-related securities would be mortgage pass-through securities, which are securities representing interests in "pools" of mortgages. Payments of both interest and principal are made monthly on the securities. These payments are a "pass through" of monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (minus fees paid to the issuer or guarantor of the securities).

         Another example of mortgage-related securities would be collateralized mortgage obligations ("CMOs"). interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are usually collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

         Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

         In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. A rise in interest rates will also likely increase inherent volatility of these securities as lower than estimated prepayment rates will alter the expected life of the securities to effectively convert short-term investments into long-term investments.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

         ASSET-BACKED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. a Fund may invest in these and other types of asset-backed securities which may be developed in the future, provided they are consistent with the Fund's investment objectives, policies and quality standards.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to an asset-backed security arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the security's holders.

         COMMERCIAL PAPER. (ALL FUNDS). Commercial paper includes short-term, unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest.

         CORPORATE DEBT SECURITIES. (ALL FUNDS). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) of domestic and foreign issuers which meet the rating criteria established for each Fund.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

         CONVERTIBLE AND EXCHANGEABLE SECURITIES. (ALL FUNDS). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Growth Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted at a stated price or rate for common or preferred stock.

         Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer. The Balanced Fund and the Income Fund may invest in convertible securities rated below investment grade, including convertible debt rated as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         DOMESTIC AND FOREIGN BANK OBLIGATIONS. (ALL FUNDS). The Funds may invest in bank obligations which include, but are not limited to, domestic, Eurodollar and Yankee dollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the net assets of the Funds. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

         Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         ZERO COUPON SECURITIES. (ALL FUNDS). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.

         The market prices of zero coupon securities in which the Funds may invest generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires a Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income may ultimately be reduced as a result.

         VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS. (ALL FUNDS). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of generally five to 20 years with respect to the Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

         The Funds may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

         WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. (ALL FUNDS). The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. A Fund purchases these securities in order to obtain an advantageous price and yield to the Fund at the time of entering into the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leveraging a Fund's assets and may contribute to volatility of the Fund's net asset value. When a Fund engages in a forward commitment transaction, the Fund relies on the buyer or the seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous.

         OTHER MUTUAL FUNDS. (ALL FUNDS). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         LOANS OF PORTFOLIO SECURITIES. (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets (including the market value of the collateral received) of a particular Fund.

         The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds may not invest more than 15%, of their net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available.

         REVERSE REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         FOREIGN SECURITIES. (ALL FUNDS). The Funds may each invest in securities of foreign governmental and private issuers.

         Investing in the securities of issuers in any foreign country, including American Depository Receipts ("ADRs"), involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         ILLIQUID SECURITIES. (ALL FUNDS). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. See "Investment Restrictions." Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

         The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. Pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, the Funds intend to invest in securities eligible for resale under Rule 144A which are determined to be liquid because trading markets exist for the securities.

         Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. Rule 144A securities and Section 4(2) instruments which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) instruments could have the effect of increasing Fund illiquidity.

         MUNICIPAL COMMERCIAL PAPER. (ALL FUNDS). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (1) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (2) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (3) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (4) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong". Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1".

         MUNICIPAL NOTES. (ALL FUNDS). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (1) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (2) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (3) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group." See the Appendix for a more complete description of securities ratings.

         MUNICIPAL BONDS. (ALL FUNDS). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the date of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.

         COMMON STOCKS (ALL FUNDS). Common stock represents the ownership interest in the issuer that remains after all of the issuer's obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including past and expected future earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market swings.

         PREFERRED STOCKS. (ALL FUNDS). Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

         As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

         AMERICAN DEPOSITORY RECEIPTS. (ALL FUNDS). ADRs are U.S.
dollar-denominated receipts generally issued by domestic banks. ADRs are evidence of a deposit with the bank of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States.

         The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth under "Foreign Securities" in this SAI.

         OPTIONS ON SECURITIES. (GROWTH FUND, BALANCED FUND, INCOME FUND AND INTERNATIONAL FUND). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter
(OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other liquid securities with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the Securities and Exchange Commission (the ""SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

         FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES. (BALANCED FUND, INCOME FUND AND INTERNATIONAL FUND). Each Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when Whitehall anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

         A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

         When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% or more (in foreign markets) of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

         During a market decline or when the Adviser anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

         INTEREST RATE FUTURES CONTRACTS. (BALANCED FUND AND INCOME FUND). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

         OPTIONS ON INTEREST RATE FUTURES CONTRACTS. (BALANCED FUND AND INCOME
FUND). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

         RISKS OF OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of such transactions.

         The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid securities to cover the futures and options.

                             INVESTMENT RESTRICTIONS

         The following restrictions are fundamental policies of each Fund, which may not be changed without the approval of the holders of a majority of the applicable Fund's outstanding voting shares as described under "Description of the Funds' Shares - Voting Rights."

         The Balanced Fund, Growth Fund, High Yield Fund and Income Fund, except as indicated, may not:

         (1) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

         (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

         (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

         (5) Invest in companies for the purpose of exercising control or management;

         (6) Invest more than 10% of its net assets in shares of other investment companies;

         (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

         (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

         (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

         (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

         (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
                  (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

         (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

         (14) Write, purchase or sell puts, calls or combinations thereof, except that the Growth Fund, Balanced Fund, and Income Fund may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging; or

         (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years continuous operation, except that this restriction shall not apply to the High Yield Fund.

         Additionally, each Fund is a diversified fund and is therefore subject to the following limitations which are non-fundamental policies. With respect to 75% of its total assets, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer.

         The International Fund may not:

         (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investments in securities of other investment companies, municipal securities or repurchase agreements;

         (2) Purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

         (3) Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

         (4) Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

         (5) Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

         (6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

         (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

         (8) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

         The International Fund has adopted the following non-fundamental investment policies which may be changed by the Board of Trustees of the Trust or at any time without approval of a Fund's shareholders.

         (1) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

         (3) The Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

         (4) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

         (5) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

         (6) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

         (7) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.

         It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are a result of application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

         The Trust's Board of Trustees is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Trust's officers who conduct the daily business of the Funds. The Board meets regularly to review the activities of the officers who are responsible for day-to-day operations of the Funds.

         Set forth below are the Trustees and executive officers of the Trust, their ages, business addresses, position and term of office, their principal occupations during the past five years, and other directorships held by them. An asterisk indicates a Trustee who may be deemed to be an "interested person" of the Trust as defined in the 1940 Act ("Interested Trustee").

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                POSITION(S)     TERM OF OFFICE                                   COMPLEX
                                 HELD WITH       AND LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE              TRUST         TIME SERVED(1)   DURING PAST FIVE YEARS       BY TRUSTEE      HELD BY TRUSTEE(2)
----------------------------   --------------   ---------------- ---------------------------- -------------  ---------------------
INTERESTED
TRUSTEE

Donald J. Herrema*             Trustee          Since February   Chairman and Chief           Five                   None
50 Rockefeller Plaza                            2003             Executive Officer of
15th Floor                                                       Atlantic Trust, the
New York, NY 10020                                               Private Wealth Management
(50)                                                             Division of AMVESCAP PLC
                                                                 since March 2001; Formerly
                                                                 President and Chief
                                                                 Executive Officer
                                                                 (1998-2000) of The Bessemer
                                                                 Group Incorporated, The
                                                                 Bessemer Trust Companies and
                                                                 Bessemer Investor Services,
                                                                 where he worked from 1993 to
                                                                 2000. Trustee of Whittier
                                                                 College, Whittier,
                                                                 California.

INDEPENDENT
TRUSTEES

George H. Stewart              Trustee,         Since November   Retired; Formerly, Vice      Five                   None
50 Rockefeller Plaza           Chairman of      1994             President and Treasurer,
15th Floor                     the Board of                      CIBA-GEIGY Corporation,
New York, NY 10020             Trustees                          the U.S. subsidiary of
(70)                                                             CIBA-GEIGY Ltd., the Swiss
                                                                 manufacturer of chemicals
                                                                 and pharmaceuticals, from
                                                                 January 1966 to December
                                                                 1994.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                POSITION(S)     TERM OF OFFICE                                   COMPLEX
                                 HELD WITH       AND LENGTH OF    PRINCIPAL OCCUPATION(S)        OVERSEEN     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE              TRUST         TIME SERVED(1)   DURING PAST FIVE YEARS        BY TRUSTEE     HELD BY TRUSTEE(2)
----------------------------   --------------   ---------------- ---------------------------- -------------  ----------------------
Lynn S. Birdsong               Trustee          Since February   Independent Investor and     Five           Director of The Japan
50 Rockefeller Plaza                            2003             Consultant since April                      Fund, Inc. (1 fund);
15th Floor                                                       2002. Formerly Managing                     Director of The
New York, NY 10020                                               Director of Zurich                          Hartford Mutual
(56)                                                             Scudder Investments, Inc.                   Funds, Inc. and The
                                                                 and Scudder, Stevens &                      Hartford Mutual Funds
                                                                 Clark, Inc., where he                       II, Inc. (33 funds).
                                                                 worked from January 1979
                                                                 to April 2002.

John R. Preston                Trustee          Since February   Chief Financial Officer      Five                   None
50 Rockefeller Plaza                            2003             and Executive Vice
15th Floor                                                       President of Ripplewood
New York, NY 10020                                               Holdings LLC (Private
(55)                                                             Equity); Senior Vice
                                                                 President of Vivendi
                                                                 Universal (2001 - 2002);
                                                                 Senior Vice President,
                                                                 Treasury and Strategic
                                                                 Planning from 1997 to 2000
                                                                 of The Seagram Company Ltd,
                                                                 where he worked from
                                                                 1981-2001.

Pierre de St. Phalle           Trustee          Since            Managing Director and        Five           Director of ipValue
50 Rockefeller Plaza                            September 2000   Chief Legal Officer,                        Management Inc., an
15th Floor                                                       iFormation Group, a joint                   intellectual property
New York, NY 10020                                               venture formed by The                       value extraction
(53)                                                             Boston Consulting Group,                    company wholly-owned
                                                                 Goldman Sachs and General                   by iFormation Group;
                                                                 Atlantic Partners to build                  iFormation Group
                                                                 and accelerate new                          Management, Inc. and
                                                                 technology enabled                          iFormation Management
                                                                 businesses in partnership                   Inc. (Europe)
                                                                 with established market                     Limited, wholly-owned
                                                                 leaders, since November                     operating
                                                                 2000; Formerly, Partner,                    subsidiaries of
                                                                 Davis Polk & Wardwell from                  iFormation Group.
                                                                 January 1983 to October
                                                                 2000.
Susan V. Machtiger             Trustee          Since June 2001  Independent Marketing        Five                   None
50 Rockefeller Plaza                                             Consultant from October
15th Floor                                                       1999 to present; Formerly,
New York, NY 10020                                               Senior Partner and
(44)                                                             Worldwide Strategic
                                                                 Planning Director of J.
                                                                 Walter Thompson, a full
                                                                 service, global advertising
                                                                 and communications agency,
                                                                 from July 1995 to September
                                                                 1999.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                POSITION(S)     TERM OF OFFICE                                   COMPLEX
                                 HELD WITH       AND LENGTH OF    PRINCIPAL OCCUPATION(S)        OVERSEEN     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE              TRUST         TIME SERVED(1)   DURING PAST FIVE YEARS        BY TRUSTEE     HELD BY TRUSTEE(2)
----------------------------   --------------   ---------------- ---------------------------- -------------  ----------------------
Tracy L. Nixon                 Trustee          Since June 2001  President and Chief          Five                   None
50 Rockefeller Plaza                                             Executive Officer of King
15th Floor                                                       Cross Corporation, an
New York, NY 10020                                               airport concessions
(39)                                                             business, from May 2000 to
                                                                 present and Former Vice
                                                                 President of Goldman Sachs
                                                                 & Co., from July 1989 to
                                                                 May 2000.

EXECUTIVE
OFFICERS

Mark Santero                  President         Since February   Head of Product              NA                     NA
50 Rockefeller Plaza                            2003             Development at Atlantic
15th Floor                                                       Trust since January 2003;
New York, NY 10020                                               Formerly, Senior Vice
(41)                                                             President and Director of
                                                                 the Alliance Products
                                                                 Division of AIM
                                                                 Distributors, Inc., an
                                                                 affiliate of AMVESCAP from
                                                                 January 2001 to December
                                                                 2002; and Senior Vice
                                                                 President and National Sales
                                                                 and Marketing Manager of AIM
                                                                 Institutional Marketing
                                                                 Division from July 1991 to
                                                                 December 2000.

John Bini                     Treasurer and     Since February   Director of Finance at       NA                     NA
50 Rockefeller Plaza          Chief Financial   2003             Atlantic Trust since
15th Floor                    Officer                            October 2002; Formerly,
New York, NY 10020                                               Director of Finance of the
(37)                                                             Finance Group at Zurich
                                                                 Scudder Investments, Inc./
                                                                 Deutsche Asset Management

Paul Elmlinger                Secretary         Since February   General Counsel of           NA                     NA
50 Rockefeller Plaza                            2003             Atlantic Trust since May
15th Floor                                                       2002; Formerly, Managing
New York, NY 10020                                               Director of Zurich Scudder
(44)                                                             Investments, Inc., where
                                                                 he worked from 1988 to 2002.

* Mr. Herrema is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with Atlantic Trust.

(1) Each Trustee holds office during the lifetime of the Trust or until he/she resigns or is removed from office in the manner provided by law or until his/her successor is duly chosen and qualified. The Trustees adopted a retirement policy providing for mandatory retirement as a Trustee of the Trust and from any and all committees on which he/she serves upon reaching the age of seventy-two years of age. The President, Treasurer and Secretary each hold office until their successors are chosen and qualified.

(2) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

COMMITTEES

         The Board of Trustees of the Trust has a Nominating Committee for the purpose of considering candidates to fill vacancies on the Board. The Nominating Committee will not consider nominees recommended by the Shareholders of the Trust. The Nominating Committee for the Trust currently consists of the following members, each of whom is not an "interested person" as defined in the 1940 Act ("Independent Trustee"): Messrs. Stewart, Birdsong, Preston and de Saint Phalle and Mss. Machtiger and Nixon. During the fiscal year ended November 30, 2002, there were two meetings of the Nominating Committee.

         The Board of Trustees of the Trust has an Audit Committee whose function is to recommend independent accountants and to review the scope and results of those audits, prepared by the independent accountants. The Audit Committee for the Trust currently consists of the following members, each of whom is an Independent Trustee: Messrs. Stewart, Birdsong, Preston and de Saint Phalle and Mss. Machtiger and Nixon. During the fiscal year ended November 30, 2002, there were two meetings of the Audit Committee.

         The Board of Trustees of the Trust has a Pricing Committee for the purpose of determining fair value of portfolio securities in cases when a market quotation is not readily available or the Adviser believes that a market quotation or valuation provided by an approved pricing methodology does not represent a fair value. The Pricing Committee for the Trust currently consists of any officer of the Adviser, any officer of the Trust and any one of the Independent Trustees. During the fiscal year ended November 30, 2002, there were no meetings of the Pricing Committee.

SECURITY AND OTHER INTERESTS

         The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2002. Messrs. Birdsong, Herrema and Preston were not Trustees of the Trust as of December 31, 2002.

                                                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                          SECURITIES IN ALL REGISTERED
                                                                                        INVESTMENT COMPANIES OVERSEEN BY
                            DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND OF THE         TRUSTEE WITHIN THE FAMILY OF
NAME OF TRUSTEE                                  TRUST                                        INVESTMENT COMPANIES
--------------------------  -----------------------------------------------------       ----------------------------------
INTERESTED TRUSTEE
------------------
Joseph E. Breslin*

INDEPENDENT TRUSTEES

George H. Stewart             $1 - $10,000 in Atlantic Whitehall Growth Fund                       $10,001 - $ 50,000
                           $10,001 - $50,000 in Atlantic Whitehall Income Fund
Robert H. Dunker**         $10,001 - $50,000 in Atlantic Whitehall Growth Fund                     $10,001 - $ 50,000

Pierre de St. Phalle       $50,001 - $100,000 in Atlantic Whitehall Growth Fund                    $50,001 - $100,000
                            $1 - $10,000 in Atlantic Whitehall High Yield Fund
Jeffery H. Boyd***                                 None

Susan V. Machtiger                                 None

Tracy L. Nixon                                     None

* Mr. Breslin was an Interested Trustee of the Trust from June 2001 until February 2003.

** Mr. Dunker retired as an Independent Trustee of the Trust after reaching mandatory retirement age in January 2003.

*** Mr. Boyd was an Independent Trustee of the Trust from June 2001 until February 2003.

         OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of December 31, 2002, the Independent Trustees did not own securities of the investment adviser, the distributor, or any entity controlling, controlled by, or under common control with the investment adviser or the distributor.

         COMPENSATION. The table below sets forth the compensation paid to Trustees of the Trust for the fiscal year ended November 30, 2002. The Trust does not compensate the officers for the services they provide. Trustees of the Trust not affiliated with the Adviser receive from the Trust an annual retainer of $10,000 ($12,000 for the Chairman), a fee of $1,000 for each Board of Trustees meeting attended, and $1,000 for each Board committee meeting of the Trust attended ($500 additional for the Audit Committee Chairman and $500 additional for the Nominating Committee Chairman). They also are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Trust. Messrs. Birdsong, Herrema and Preston were not Trustees of the Trust as of December 31, 2002.

                                                                                                      TOTAL
                                                        PENSION OR                                COMPENSATION
                                                        RETIREMENT                               FROM TRUST AND
                                  AGGREGATE          BENEFITS ACCRUED       ESTIMATED ANNUAL      FUND COMPLEX
    NAME OF PERSON              COMPENSATION         AS PART OF TRUST         BENEFITS UPON          PAID TO
     AND POSITION                FROM TRUST              EXPENSES              RETIREMENT         TRUSTEES****
---------------------------- --------------------- ----------------------   ----------------    ----------------
INTERESTED TRUSTEE

Joseph E. Breslin*                   None                  None                   None                  None

INDEPENDENT TRUSTEES

George H. Stewart                  $25,000                 None                   None                $25,000

Robert H. Dunker**                 $24,000                 None                   None                $24,000

Pierre de St. Phalle               $24,000                 None                   None                $24,000

Jeffery H. Boyd***                 $22,000                 None                   None                $22,000

Susan V. Machtiger                 $23,000                 None                   None                $23,000

Tracy L. Nixon                     $22,000                 None                   None                $22,000

* Mr. Breslin was an Interested Trustee of the Trust from June 2001 until February 2003.

**    Mr. Dunker retired as an Independent Trustee of the Trust after reaching mandatory retirement age in January 2003.

***   Mr. Boyd was an Independent Trustee of the Trust from June 2001 until
February 2003.

**** The total amount compensated to the Trustees for their service on the Trust's Board and the Board of any other investment company in the fund complex. The Fund Complex includes only the Trust.

         APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve the Funds' investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") annually. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-advisers (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

         Before approving an Advisory Agreement with the primary Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees and Rule 12b-1 distribution fees.

         The Board also reviewed statistical information regarding the performance and expenses of the Funds. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a group of funds that the ATA determined was similar to the Fund ("Peer Group") and an appropriate broad-based market index. The Board then reviewed a comparison of the Fund's advisory fee, other fees and total expense ratio to other funds in the Peer Group.

         During its review, the Board reviewed information pertaining to the fee structure for the Funds and considered whether alternative fee structures (i.e. breakpoint fee structures or performance-based fees) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in the Funds' asset levels.

         The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-advisers in the various asset classes and the ability to oversee a large group of sub-advisers, many of whom have different investment philosophies and styles. The Board then reviewed and discussed the investment philosophy and experience of the Adviser. The Board also considered the background and experience of the senior management of the Adviser and the level of attention given to the Funds by senior investment personnel. In addition to the above considerations, the Board also analyzed the Adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board received a presentation from the Adviser and reviewed the qualifications, backgrounds and responsibilities of the staff performing investment services for the Funds.

         In addition to the above considerations, the Board also analyzed certain factors relating specifically to each sub-adviser. For example, the Board considered each sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board also reviewed each sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. The Board also reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

         Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment Adviser from its advisory arrangement with the Funds.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         As of March 10, 2003, the following persons owned of record 5% or more of the voting securities of a particular Fund. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders:

ATLANTIC WHITEHALL GROWTH FUND (DISTRIBUTOR CLASS)                                       PERCENTAGE OWNED
------------------------------                                                           ----------------
Charles Schwab & Co., Inc.                                                                    26.80
Special Custody Account For The
Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

Trustlynx & Co.                                                                               14.26
CO #00TLA
P.O. Box 173736
Denver, CO 80217-3736

National Financial Services LLC                                                                9.83
200 Liberty Street 1NFC
New York, NY 11435

Union Bank Tr Nominee                                                                          6.25
FBO ISUZU Companies Ret Plan
A/C# 061951-01-21
P.O. Box 85484
San Diego, CA 92186

BNY Clearing Services LLC                                                                      6.11
A/C 8673-5157
Wendel & Co A/C 596374
111 East Kilbourn Avenue
Milwaukee, WI 53202

CG Trust as TTEE                                                                               5.17
For The Ind Bank Of Japan LTD
DTD 09/04/00
CIGNA Trading Unit H19B
280 Trumbull St
Hartford, CT 06103

ATLANTIC WHITEHALL BALANCED FUND (DISTRIBUTOR CLASS)                                     PERCENTAGE OWNED
--------------------------------                                                         ----------------
BNY Clearing Services LLC                                                                     57.18
A/C 8673-5016
Wendel & Co 622009
111 East Kilbourn Avenue
Milwaukee, WI 53202

Trustlynx & Co.                                                                               12.90
CO #00TLA
P.O. Box 173736
Denver, CO 80217-3736

Smith Barney Corporate Trust Co                                                                8.33
c/o SEI Trust Company
ATTN Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

First Union National Bank Cust For                                                             5.28
Various Retirement Plans
A/c 9888888836  NC1151
1525 West WT Harris BLVD
Charlotte, NC

ATLANTIC WHITEHALL HIGH YIELD FUND (DISTRIBUTOR CLASS)                                   PERCENTAGE OWNED
------------------------------------------------------                                   ----------------
BNY Clearing Services LLC                                                                     36.12
A/C 8673-5178
Wendel & Co A/C 622021
111 East Kilbourn Avenue
Milwaukee, WI 53202

Charles Schwab & Co., Inc.                                                                    20.02
Special Custody Account For The
Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

Mary Kass                                                                                     12.05
8 Priscilla Alden Road
Province Town, MA 02657

BNY Clearing Services LLC                                                                      6.00
A/C 8673-5179
Wendel & Co A/C 622022
111 East Kilbourn Avenue
Milwaukee, WI 53202

ATLANTIC WHITEHALL INCOME FUND (DISTRIBUTOR CLASS)
------------------------------
Union Bank Tr Nominee                                                                         26.58
FBO ISUZU Companies Ret Plan
A/C# 061951-01-21
P.O. Box 85484
San Diego, CA 92186

BNY Clearing Services LLC                                                                     26.30
A/C 8673-5157
Wendel & Co A/C 596374
111 East Kilbourn Avenue
Milwaukee, WI 53202

Trustlynx & Co.                                                                               22.37
CO #00TLA
P.O. Box 173736
Denver, CO 80217-3736

BNY Clearing Services LLC                                                                      9.63
A/C 8673-5158
Wendel & Co A/C 596375
111 East Kilbourn Avenue
Milwaukee, WI 53202

Smith Barney Corporate Trust Co                                                                8.39
c/o SEI Trust Company
ATTN Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

         As of March 10, 2003, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Atlantic Trust Advisors, Inc. (the "Advisor"), a registered investment adviser, provides investment advisory services to the Funds. The Adviser is an affiliate of Atlantic Trust Company, N.A. ("Atlantic Trust"). With $8.2 billion in assets under management as of March 31, 2003, Atlantic Trust and its affiliates manage wealth for individuals and families, and provide asset management services to foundations and endowments. The Adviser's principal office is located at 50 Rockefeller Plaza, 15th Floor, New York, New York 10020.

         From November 18, 1994 to January 31, 2003, Whitehall Asset Management, Inc. ("Whitehall") acted as the investment adviser with respect to the assets of the Trust. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company ("IBJ Trust"), entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP") (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003. After the Acquisition, Whitehall's operations were integrated with those of Atlantic Trust Private Wealth Management, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

         The Adviser's parent, AMVESCAP, is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $332 billion in assets under management as of December 31, 2002. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

         The Acquisition resulted in the automatic termination of the Trust's Master Investment Advisory Contract with Whitehall (later to be renamed Atlantic Trust Advisors, Inc.) (the "Prior Agreement"). At a meeting held on November 18, 2002, the Board of Trustees, including a majority the Independent Trustees, unanimously approved a new investment advisory agreement with Whitehall (the "Agreement"). The Agreement was subsequently approved by shareholders at a meeting held on January 27, 2003. In approving the Agreement, the Trustees took into account that, except for the change in the ownership of Whitehall, there are no material differences between the provisions of the Prior Agreement and the Agreement. The Trustees also noted that the expenses incurred in connection with the Acquisition were to be split between Whitehall and AMVESCAP and that none of those expenses were to be paid by the Funds or their shareholders. Furthermore, based on the representations of AMVESCAP regarding its intentions, the Trustees did not anticipate that there were to be substantial changes in the way in which the Funds are managed or operated.

         The day-to-day operations of the Funds are delegated by the Board to the Adviser's officers and service providers while administrative services and compliance functions may be provided by the Adviser's personnel or one of its affiliates. All contractual arrangements with service providers must be approved by the Trustees and the Trustees determine that each contract, including its terms and the quality of the services provided, are in the best interest of the Funds. The Trustees also evaluate the quality and cost of these services and the Trustees determine that quality services are being provided upon terms that are fair to shareholders.

         Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)") provides a safe harbor to money managers who use commission dollars of advised accounts to obtain research and brokerage services. Each quarter, the Trustees review both the Adviser's Soft Dollar Report for the previous quarter and the Adviser's Section 28(e) soft dollar practices. The Trustees determine that the Funds' securities transactions are executed on a best execution basis and that all soft dollar transactions involving Fund commissions qualify for the safe harbor provided under Section 28(e).

         For the investment advisory services provided to the Funds, the Adviser is entitled to receive from each Fund a monthly fee at the following annual rates based upon average daily net assets of the Fund: Growth Fund, 0.85%; Balanced Fund, 0.85%; High Yield Fund, 0.75%; Income Fund, 0.65%; and International Fund, 1.15%. The Adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain net expenses at the following rates until November 30, 2003 for the Distributor Class shares of the: Growth Fund, 1.39%; Balanced Fund, 1.45%; High Yield Fund, 0.95%; and Income Fund, 1.28%. As discussed above, prior to January 31, 2003, Whitehall served as investment adviser to the Funds. Prior to January 30, 2001, IBJ Whitehall Bank & Trust Company ("IBJW") served as investment adviser to the Funds. For the fiscal year ended November 30, 2002, Whitehall earned investment advisory fees of $1,295,835, $510,255, $36,669 and $158,488 for the Growth Fund,
Balanced Fund, High Yield Fund, and Income Fund, respectively. For the same period, Whitehall contractually waived investment advisory fees of $295,878, $106,504, $36,669 and $55,056 for the Growth Fund, Balanced Fund, High Yield Fund and Income Fund, respectively. For the fiscal year ended November 30, 2001, Whitehall earned investment advisory fees of $1,151,853, $567,501, $20,949 and $192,928 for the Growth Fund, Balanced Fund, High Yield Fund, and Income Fund, respectively. For the same period, Whitehall contractually waived investment advisory fees of $222,139, $66,647, $20,949 and $36,245 for the Growth Fund, Balanced Fund, High Yield Fund and Income Fund, respectively. For the fiscal year ended November 30, 2000, IBJW earned investment advisory fees of $1,308,202, $561,338 and $241,083 for the Growth Fund, Balanced Fund, and Income Fund, respectively. For the same period, IBJW contractually waived investment advisory fees of $24,060, $10,721 and $6,119 for the Growth Fund, Balanced Fund and Income Fund, respectively.

INVESTMENT SUB-ADVISER

INVESCO GLOBAL ASSET MANAGEMENT (N.A.)

         INVESCO Global Asset Management (N.A.) ("IGAM"), located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, is the sub-adviser to the International Fund. IGAM provides advisory services, including portfolio management, to the International Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. IGAM is a subsidiary of AMVESCAP PLC, an international investment management company that manages more than $332 billion in assets worldwide.

         Pursuant to a separate sub-advisory agreement with the Trust, IGAM is entitled to receive from the Adviser a fee based on the average daily net assets of the International Fund at the annual rate of 0.45%.

         The Trust, AMVESCAP, the Adviser and IGAM have each adopted a Code of Ethics designed to prevent affiliated persons of the such entities from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds.

DISTRIBUTOR

         PFPC Distributors is the principal underwriter of the Funds pursuant to a Distribution Agreement dated October 26, 2000. PFPC Distributors is a subsidiary of PFPC, and has been providing mutual fund distribution services since 1992. From March 1, 1998 to January 2, 2001, Provident Distributors, Inc. served as the Funds' Distributor and prior to March 1, 1998, IBJ Funds Distributor, Inc. served as the Funds' Distributor. PFPC Distributors offers the Funds' shares to the public on a continuous basis.

ADMINISTRATIVE SERVICES

         As of March 1, 1998, the Trust entered into an Administration Agreement (the "Administration Agreement") with PFPC. PFPC provides management and administrative services necessary for the operation of the Funds, including among other things, (1) preparation of shareholder reports and communications,
(2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (3) general supervision of the operation of the Funds, including coordination of the services performed by the Adviser, PFPC Distributors, transfer agent, custodians, independent accountants, legal counsel and others. In addition, PFPC furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers and employees affiliated with PFPC. For these services, PFPC receives a fee from each Fund computed daily and payable monthly, at the annual rate of:
0.15% of average daily net assets of each Fund up to $500 million; 0.10% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.075% of average daily net assets of each Fund in excess of $1 billion. Pursuant to the Administration Agreement between the Trust and PFPC, PFPC assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $35,000 per Fund plus out of pocket expenses. For the fiscal year ended November 30, 2002, the following fees were paid to PFPC for its services under the Administration Agreement: Growth Fund - $270,233; Balanced Fund - $135,298; High Yield Fund - $51,652; and Income Fund $80,262. For the fiscal year ended November 30, 2001, the following fees were paid to PFPC for its services under the Administration Agreement: Growth Fund - $244,052; Balanced Fund - $138,086; High Yield Fund - $14,569; and Income Fund $86,989. For the fiscal year ended November 30, 2000, the following fees were paid to PFPC for its services under the Administration Agreement: Growth Fund - $242,307; Balanced Fund - $104,623; and Income Fund - $58,522.

         The Administration Agreement was approved by the Board of Trustees at a meeting held on December 18, 1997 and shall remain in effect for a period of five years from its effective date. Thereafter, the Administration Agreement will continue subject to termination without penalty upon sixty days prior notice.

         Additionally, on September 17, 1998, Whitehall, or an affiliate, entered into a Co-Administration Services Contract with the Trust. Under this contract, Whitehall performed supplemental administrative services, including
(1) supervising the activities of PFPC and the Funds' other service providers,
(2) serving as liaison with the Trustees and (3) providing general product management and oversight to the extent not provided by PFPC. In consideration of Whitehall's services under this contract, the Trust paid Whitehall a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily value of the net assets of the Fund during the preceding month. For the fiscal year ended November 30, 2002, Whitehall received co-administration fees of $45,733, $18,009, $1,356 and $7,315 for the Growth Fund, Balanced Fund, High Yield Fund and Income Fund, respectively, and waived fees of $1,356 for the High Yield Fund. For the fiscal year ended November 30, 2001, IBJW (prior to January 30, 2001, IBJW served as investment adviser to the Funds) received co-administration fees of $40,654, $20,029, $838 and $8,904 for the Growth Fund, Balanced Fund, High Yield Fund, and Income Fund, respectively, and waived fees of $838 for the High Yield Fund. For the fiscal year ended November 30, 2000, IBJW received co-administration fees of $48,295, $20,758 and $11,550 for the Growth Fund, the Balanced Fund, and the Income Fund, respectively. At its October 23, 2002 meeting, the Board of Trustees unanimously approved the termination of the Co-Administration Services Contract effective November 30, 2002.

FUND EXPENSES

         Each Fund bears all costs of its operations other than expenses specifically assumed by PFPC Distributors, PFPC or the Adviser. The costs borne by the Funds include advisory fees, administration fees, distribution (12b-1) fees (for Distributor Class shares), legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities;

expenses of registering or qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         Pursuant to a Custodian Agreement dated August 1, 2001 with the Trust, The Bank of New York, located at One Wall Street, New York, New York 10286, acts as Custodian of the assets of each Fund, with the exception of the International Fund. State Street Bank and Trust Company, located at 150 Newport Ave., North Quincy, Massachusetts 02171, acts as Custodian of the assets of the International Fund pursuant to a separate Custodian Agreement with the Trust. Each Custodian (itself or through a sub-custodian) maintains separate accounts for the Funds; receives, holds and releases portfolio securities on account of the Funds, receives and disburses money on behalf of the Funds and collects and receives income and other payments on account of the Funds' portfolio securities.

         PFPC (the "Transfer Agent") acts as transfer agent for the Funds. The Trust compensates the Transfer Agent for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

INDEPENDENT AUDITORS

         Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return review and assistance and consultation in connection with review of certain SEC filings. Ernst & Young LLP's address is 5 Times Square, New York, New York 10036.

COUNSEL

         Morrison & Foerster LLP, located at 2000 Pennsylvania Avenue, NW, Washington, D.C. 20006-1888, serves as counsel to the Trust.

                           DISTRIBUTION OF FUND SHARES

         The Distribution Agreement between the Trust and PFPC Distributors provides that PFPC Distributors will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. PFPC Distributors is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

         The Trust has adopted a Master Distribution Plan (the "Plan") dated January 28, 2000, as amended January 2, 2001, pursuant to Rule 12b-1 of the 1940 Act for Distributor Class shares of the Growth Fund, Balanced Fund, High Yield Fund and Income Fund. Shareholders of each of the Funds, with the exception of the High Yield Fund, approved the Plan on January 28, 2000. The initial sole shareholder of the High Yield Fund approved the Plan on January 31, 2001. Pursuant to the Plan, a Fund may pay the Trust's distributor on a monthly basis for certain costs and expenses incurred under the Plan, subject to quarterly Board review, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25%. These costs and expenses include (1) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (2) expenses of sales employees or agents of the Trust's distributor, including salary, commissions, travel and related expenses, (3) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (4) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (5) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds, (6) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (7) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds.

         The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing the shares and otherwise promoting the sale of such shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship.

         The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the shares of the Funds may bear pursuant to the Plan without shareholder approval. Any other material amendments of the Plan must be approved by the Board of Trustees, and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Independent Trustees.

         The Plan is subject to annual approval, by the Board of Trustees and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last approved by the Board of Trustees of the Trust on October 23, 2002. The Plan is terminable with respect to the Funds at any time by a vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any related Agreement or by vote of the holders of a majority of the shares of the Funds. The Institutional Class of the Funds have not adopted the Plan and do not pay Rule 12b-1 distribution fees.

                         COMPUTATION OF NET ASSET VALUE

         The Funds value their portfolio securities and compute their net asset values per share in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities.

         The Funds each value portfolio securities listed on an exchange on the basis of the last sale price or NASDAQ official closing price, when appropriate, prior to the time the valuation is made. If the last sale price or NASDAQ official closing price is not reported, the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

                             PORTFOLIO TRANSACTIONS

         Investment decisions for the Funds and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Pursuant to the Advisory Agreement, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by the Adviser with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Adviser selects broker-dealers on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser.

         The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Adviser or its affiliates receive such services.

         As permitted by Section 28(e), the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in Section 28(e)) to the Adviser a higher commission for effecting a securities transaction for the Funds than another broker-dealer would have charged for effecting that transaction. Such higher commission would be paid only if the Adviser believes that the commission is reasonable in relation to the value of the brokerage and research services received.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         The following table sets forth total brokerage commissions paid by the Funds during the fiscal years ended November 30, 2000, 2001 and 2002.

                                                  Brokerage Commissions
                                                  ---------------------
Fund                                   2000             2001               2002
----                                   ----             ----               ----
Growth Fund                           $25,120         $53,439            $141,550
Balanced Fund                         $ 8,172         $11,792            $ 18,132
High Yield Fund                       $     0         $     0            $      0
Income Fund                           $     0         $     0            $      0

                                    TAXATION

         Each Fund has elected to be treated as a regulated investment company and qualified as such for the fiscal year ended November 30, 2002. Each of the Funds intends to qualify by complying with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a

Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (1) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will be taxed to shareholders as ordinary income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax actually had been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

         A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net long-term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

         Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to stockholders.

         A Fund may make one or more of the elections available under the Code, which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

         The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if
(1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S.

Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                        DESCRIPTION OF THE FUNDS' SHARES

CAPITALIZATION

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) or additional classes at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING RIGHTS

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the SAI, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or under the provisions of the Declaration of Trust, they may be entitled to vote. Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         CALCULATION OF PERFORMANCE DATA

         The Funds may, from time to time, include their yield and average annual total return in advertisements or reports to shareholders or prospective investors.

         Quotations of average annual total return will be expressed in terms of the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                                P (1 + T)(n) = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         The average annual total return for the shares of the Growth Fund, Balanced Fund, High Yield Fund and Income Fund for the fiscal year ended November 30, 2002 was (20.62)%, (12.07)%, 0.81% and 5.03%, respectively. For the period February 1, 1995 (commencement of operations) to November 30, 2002, the average annual total return was 12.63%, 9.26% and 6.31% for the Growth Fund, Balanced Fund and Income Fund, respectively. For the period April 2, 2001 (commencement of operations) to November 30, 2002, the average annual total return was 0.82% for the High Yield Fund.

         Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual total return (after taxes on distributions) by finding the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), that would equate the initial amount invested to the ending value, according to the following formula:

                                P (1 + T)(n) = ATV(D)

(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATVD = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year period (or fractional portion)), after taxes on fund distributions but not after taxes on redemption.

         The average annual total return after taxes on distributions for the shares of the Growth Fund, Balanced Fund, High Yield Fund and Income Fund for the fiscal year ended November 30, 2002 was (20.62)%, (12.99)%, (2.30)% and 3.49%, respectively. For the period February 1, 1995 (commencement of operations) to November 30, 2002, the average annual total return after taxes on distributions was 10.28%, 7.01% and 3.82% for the Growth Fund, Balanced Fund and Income Fund, respectively. For the period April 2, 2001 (commencement of operations) to November 30, 2002, the average annual total return after taxes on distributions was (2.24)%.

         Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), that would equate the initial amount invested to the ending value, according to the following formula:

                               P (1 + T)(n) = ATV(DR)

(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions and redemption), n = the number of years, and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion)), after taxes on fund distributions and redemption.

         The average annual total return after taxes on distributions and redemption for the shares of the Growth Fund, Balanced Fund, High Yield Fund and Income Fund for the fiscal year ended November 30, 2002 was (12.66)%, (7.15)%, 0.43% and 3.05%, respectively. For the period February 1, 1995 (commencement of operations) to November 30, 2002, the average annual total return after taxes on distributions and redemption was 9.97%, 6.77% and 3.81% for the Growth Fund, Balanced Fund and Income Fund, respectively. For the period April 2, 2001 (commencement of operations) to November 30, 2002, the average annual total return after taxes on distributions and redemption for the shares of the High Yield Fund was (0.85)%.

         Quotations of yield for the Funds will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)(6) - 1]
                                       ---
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

         For the period ended November 30, 2002, the 30-day (or one month) yield for shares of the Growth Fund, Balanced Fund, High Yield Fund and Income Fund was (0.51)%, 0.51%, 9.11% and 3.02% respectively.

         Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for the Funds may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             - Positive means that a rating may be raised.

             - Negative means that a rating may be lowered.

             - Stable means that a rating is not likely to change.

             - Developing means a rating may be raised or lowered.

             - N.M. means not meaningful.

MOODY'S

        WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                            PART C. OTHER INFORMATION

Item 23.          EXHIBITS.

                  (a) Trust Instrument is filed with Post-Effective Amendment No. 2 to the Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.

                  (b)(1) Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-83430 on March 27, 1997, and is incorporated herein by reference.

                  (b)(2) Amendment effective December 17, 1998 to Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-83430 on March 30, 1999, and is incorporated herein by reference.

                  (b)(3) Amendment effective October 23, 2002 to Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

                  (c)          None.

                  (d)(1) Investment Advisory Contract dated February 14, 2003, between Atlantic Whitehall Funds Trust and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.), is filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

                  (d)(2) Form of Sub-Advisory Agreement between Registrant and INVESCO Global Asset Management (N.A.) on behalf of the International Fund, is filed herewith.

                  (e)(1) Distribution Agreement dated October 26, 2000, between Registrant and PFPC Distributors, Inc., is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (e)(2) Amendment dated October 25, 2001 to the Distribution Agreement dated October 26, 2000, between Registrant and PFPC Distributors, Inc., is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

                  (f)          None.

                  (g)(1) Custodian Agreement dated August 1, 2001, between Registrant and The Bank of New York, is filed with Post-Effective Amendment No. 16 to

                               Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

                  (g)(2) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company, is filed herewith.

                  (h)(1)(i) Transfer Agency and Services Agreement dated March 1, 1998 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                  (h)(1)(ii) Amendment to Transfer Agency and Services Agreement dated October 20, 1999 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

                  (h)(1)(iii) Amendment dated September 14, 2000 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (h)(1)(iv) Amendment dated October 25, 2001 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC, Inc. (formerly First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

                  (h)(1)(v) Amendment dated July 24, 2002 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC, Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

                  (h)(2)(i) Administration Agreement dated March 1, 1998 between PFPC Inc. (formerly, First Data Investor Services Group, Inc.), and Registrant, is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                  (h)(2)(ii) Amendment to Administration Agreement dated October 28, 1999 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

                  (h)(2)(iii) Amendment dated September 14, 2000 to the Administration Agreement dated March 1, 1998 between the Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (h)(2)(iv) Amendment dated October 25, 2001 to the Administration Agreement dated March 1, 1998 between Registrant and PFPC Inc. is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

                  (i) Consent of Morrison & Foerster, Trust Counsel, is filed herewith.

                  (j)(1) Consent of Ernst & Young LLP, independent auditors, is filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference..

                  (j)(2) Powers of Attorney on behalf of Lynn S. Birdsong, Donald J. Herrema, Susan Vary Machtiger, Tracy L. Nixon, John R. Preston, George H. Stewart, Pierre de St. Phalle, Mark Santero and John Bini, are filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

                  (k)          None.

                  (l)(1) Subscription Agreement is filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.

                  (l)(2) Subscription Agreement dated March 29, 2001 on behalf of the Whitehall High Yield Fund, is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

                  (m)(1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Premium Class shareholders is filed with Post -Effective Amendment No. 5 to Registration Statement No 33-83430 on March 30, 1998, and is incorporated herein by reference.

                  (m)(2) Form of Supplements to Distribution and Service Plan is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                  (m)(3) Rule 12b-1 Distribution Plan and Agreement (Distributor Class) dated January 28, 2000, as amended January 2, 2001, Rule 12b-1 Distribution Plan and Agreement Supplements each dated January 28, 2000, as amended January 2, 2001, with respect to the Whitehall Growth Fund, Whitehall Growth and Income Fund and Whitehall Income Fund, and Rule 12b-1 Distribution Plan and Agreement Supplements each dated

                               September 14, 2000, as amended January 2, 2001 for the Whitehall Enhanced Index Fund and Whitehall High Yield Fund is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                  (m)(4) Form of Servicing Organization Agreement is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                  (n)          None.

                  (o)          Rule 18f-3 Multi-Class Plan is filed herewith.

                  (p)(1) Code of Ethics of the Registrant is filed with herewith.

                  (p)(2) Code of Ethics of Atlantic Trust Advisors, Inc. is filed herewith.

                  (p)(3) Code of Ethics of INVESCO Global Asset Management (N.A.) is filed herewith.

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

Item 25.          INDEMNIFICATION.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument, Section 15 of the Master Investment Advisory Agreement between Registrant and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.), and Section 1.13 of the Distribution Agreement between Registrant and PFPC Distributors, Inc., officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action of failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section 15 of the Investment Advisory Agreement between Registrant and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.) and Section 3.1 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. limit the liability of Atlantic Trust Advisors, Inc. and PFPC Distributors, Inc. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                  Section 6(b) of the Administration Agreement between Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant from and against any and all claims, cost or expense (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Registrant or for which the Registrant may be held liable in connection with this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder.

                  Article 10.2 of the Transfer Agency and Services Agreement between the Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant harmless from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Fund or for which the Fund may be held to be liable arising out of or attributable to any of the following: (1) any actions of PFPC Inc. required to be taken pursuant to this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder; and (2) PFPC Inc.'s refusal or failure to comply with the terms of this Agreement, or any claim which arises out of PFPC's negligence or misconduct or the breach of any representation or warranty of PFPC made herein.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Investment Advisory Contracts and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) of such Act remain in effect and are consistently applied.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF ATLANTIC TRUST ADVISORS,
                  INC.

                  Atlantic Trust Advisors, Inc., a registered investment adviser, provides investment advisory services to the Funds pursuant to an Investment Advisory Contract with the Trust. Atlantic Trust Advisors, Inc. is a wholly-owned subsidiary of AMVESCAP PLC, a leading global investment manager.

                  Information as to officers and directors of Atlantic Trust Advisors, Inc. is included in the Form ADV of Atlantic Trust Advisors, Inc. filed with the SEC (File No. 801-55435) and is incorporated by reference herein.

Item 27.          PRINCIPAL UNDERWRITER

                  (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of March 13, 2003:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           Matthews International Funds
                           Metropolitan West Funds
                           New Covenant Funds
                           Pictet Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Smith Graham Institutional Funds
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Wilshire Target Funds, Inc.
                           WPG Large Cap Growth Fund
                           WPG Tudor Fund
                           WT Investment Trust

              Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.

              Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  Northern Funds Trust
                  Northern Institutional Funds Trust

              Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, PA 19406.

         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Steven Turowski        -    Chairman, Chief Executive Officer, Director
                                     and President
         Brian Burns            -    Director
         Michael Denofrio       -    Director
         Susan Keller           -    Director
         Rita G. Adler          -    Chief Compliance Officer
         Christine A. Ritch     -    Chief Legal Officer
         Salvatore Faia         -    Secretary and Clerk
         Christopher S. Conner  -    Assistant Secretary and Assistant Clerk
         Bradley A. Stearns     -    Assistant Secretary and Assistant Clerk
         John L. Wilson         -    Assistant Secretary and Assistant Clerk
         John Coary             -    Treasurer
         Douglas D. Castagna    -    Controller and Assistant Treasurer
         Bruno DiStefano        -    Vice President
         Elizabeth T. Holtsbery -    Vice President
         Susan K. Moscaritolo   -    Vice President
         Thomas Rodman          -    Vice President

         (c) Not applicable.

Item 28.          LOCATION OF ACCOUNTS AND RECORDS.

                  (a) Atlantic Trust Advisors, Inc. 50 Rockefeller Plaza, New York, New York, 10020 (records relating to its functions as investment adviser).

                  (b) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).

                  (c) PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its functions as administrator, dividend and transfer agent, fund account and custody administrator and agent, Minute Books, Declaration of Trust and By-Laws).

                  (d) The Bank of New York, One Wall Street, New York, New York, 10286 (records relating to its functions as custodian).

Item 29.          MANAGEMENT SERVICES.

                  Not Applicable.

Item 30.          UNDERTAKINGS.

                  Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement under the Securities Act of 1933 and Amendment No. 25 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of July, 2003.

                                          ATLANTIC WHITEHALL FUNDS TRUST

                                          By: /s/ Mark Santero
                                              ----------------------------------
                                              Mark Santero, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Atlantic Whitehall Funds Trust has been signed below by the following persons in the capacities indicated and on the 31st day of July, 2003.

            SIGNATURE                                                      CAPACITY
            ---------                                                      --------
                *                                         Chairman, Board of Trustees
--------------------------------
George H. Stewart

                *                                         Trustee
--------------------------------
Donald J. Herrema

                *                                         Trustee
--------------------------------
Lynn S. Birdsong

                *                                         Trustee
--------------------------------
John R. Preston

                *                                         Trustee
--------------------------------
Pierre de St. Phalle

                *                                         Trustee
--------------------------------
Susan Vary Machtiger

                *                                         Trustee
--------------------------------
Tracy L. Nixon

/s/ Mark Santero                                          President (Principal Executive Officer)
--------------------------------
Mark Santero

/s/ John Bini                                             Treasurer (Principal Financial & Accounting Officer)
--------------------------------
John Bini

* By: /s/ John Bini
      ----------------------------------
      John Bini
      As attorney-in-fact pursuant to powers of attorney, as previously filed.

                                  EXHIBIT INDEX

Exhibit No.                                                Description
-----------                                                -----------
(d)(2)                     Form of Sub-Advisory Agreement with INVESCO Global Asset Management (N.A.), Inc.

(g)(2)                     Form of Custodian Agreement with State Street Bank and Trust Company.

(i)                        Consent of Morrison & Foerster, Trust Counsel.

(o)                        Rule 18f-3 Multi-Class Plan

(p)(1)                     Codes of Ethics of the Atlantic Whitehall Funds Trust

(p)(2)                     Code of Ethics of Atlantic Trust Advisors, Inc.

(p)(3)                     Code of Ethics of INVESCO Global Asset Management (N.A.)